WARRANT LIABILITIES - Narrative details (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2023	Dec. 31, 2024	Mar. 21, 2023	Mar. 18, 2021
WARRANT LIABILITIES
Exercise price (in dollars per share)				$ 107.71
Liquidated damages upon failure to deliver	$ 1,000
Volume weighted average price of the ordinary shares, per trading day	$ 10
Volume weighted average price of the ordinary shares, from fifth trading day	$ 20
Changes in fair value of warrant liabilities		$ (832)
Private placement
WARRANT LIABILITIES
Number of warrants issued					112,610
Class of Warrant or Right, Outstanding	112,610		112,610